Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,
	2024	2023
Raw material	$920,418	$1,349,217
Work-in-process	187,755	224,913
Finished goods	14,775,666	14,531,636
Inventories	15,883,839	16,105,766
Inventory valuation allowance	(1,352,998)	(900,142)
Inventories, net	$14,530,841	$15,205,624

Schedule of Inventory Valuation Allowance

The changes in inventory valuation allowance are as follows:

	For the Years Ended December 31,
	2024	2023
Balance at the beginning of the year	$900,142	$704,802
Additions	494,204	192,768
Exchange rate difference	(41,348)	2,572
Balance at the end of the year	$1,352,998	$900,142